091-23579

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

RECEIVED 2017 SEP -8 PM 1:32 SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE American, LLC (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

SEC Mail Processing Section SEP 07 2017 Washington DC 408

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

RAFI Dynamic Multi-Factor Emerging Markets Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

17019394

6. Ticker Symbol(s) of New Derivative Securities Product:

MFEM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

UNITED KINGDOM, KOREA, HONG KONG, TAIWAN, TAIPEI, MEXICO, PHILIPPINES, ATHENS, WARSAW, BSE INDIA, INDONESIA, THAILAND, JSE, MICEX, SANTIAGO, MALAYSIA, ISTANBUL, SAO PAULO, LONDON, SINGAPORE

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

September 6, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 7 - 2017